COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Amount, Timing and Uncertainty of Cash Flows from Finance Lease
The following table presents information about the amount and timing of cash flows arising from the Company’s finance lease as of September 30, 2024 (in thousands):

2024	$75
2025	300
2026	300
2027	25

Total undiscounted finance lease payments	700
Less: Imputed interest	(63)

Present value of finance lease payments	$637

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance lease as of December 31, 2023 (in thousands):

2024	$275
2025	300
2026	300
2027	25

Total undiscounted finance lease payments	900
Less: Imputed interest	(107)

Present value of finance lease payments	$793

Schedule of Supplemental Balance Sheet Information For Finance Leases
The balance sheet classification of the Company’s finance lease is as follows (in thousands):

Balance Sheet Classification:
Finance lease right-of-use asset	$788
Accumulated amortization	(66)

Net finance lease right-of-use asset	$722

Current portion of finance lease liability	$259
Long-term finance lease liability	378

Total finance lease liabilities	$637

The balance sheet classification of the Company’s finance lease is as follows (in thousands):

Balance Sheet Classification:
Finance lease right-of-use asset	$788
Accumulated amortization	(6)

Net finance lease right-of-use asset	$782

Current portion of finance lease liability	$218
Long-term finance lease liability	575

Total finance lease liabilities	$793

Schedule of Amount, Timing and Uncertainty of Cash Flows from Operating Lease
The following table presents information about the amount and timing of cash flows arising from the Company’s operating lease as of September 30, 2024 (in thousands):

2024	$400
2025	1,664
2026	1,731

Total undiscounted operating lease payments	3,795
Less: Imputed interest	(489)

Present value of operating lease payments	$3,306

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating lease as of December 31, 2023 (in thousands):

2024	$1,600
2025	1,665
2026	1,731

Total undiscounted operating lease payments	4,996
Less: Imputed interest	(912)

Present value of operating lease payments	$4,084

Schedule of Supplemental Balance Sheet Information
The balance sheet classification of the Company’s operating lease is as follows (in thousands):

Balance Sheet Classification:
Operating lease right-of-use asset	$3,035
Current portion of operating lease liability	$1,322
Long-term operating lease liability	1,984

Total operating lease liabilities	$3,306

The balance sheet classification of the Company’s operating lease is as follows (in thousands):

Balance Sheet Classification:
Operating lease right-of-use asset	$3,788
Current portion of operating lease liability	$1,082
Long-term operating lease liability	3,002

Total operating lease liabilities	$4,084